Deposits - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Banking and Thrift [Abstract]
Time deposits, including certificates of deposit issued in amounts of 10 million Yen or more	¥ 1,064,398	¥ 952,970